Annual Total Returns[BarChart] - ProShares Ultra 7-10 Year Treasury - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	31.56%	7.09%	(12.70%)	17.41%	1.93%	0.51%	3.11%	(1.29%)	13.73%